STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		128 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flow from operating activities:
Net loss	$ (7,422,155)	$ (4,486,879)	$ (19,291,111)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,079	3,175	10,644
Vested stock options and warrants	830,372	1,937,638	3,497,672
Equity instruments issued for management and consulting	3,919,828	507,126	5,789,768
Stock-based registration payments	0	0	355,124
Capital contributions resulting from waivers of debt	0	0	476,398
Amortization of debt discount	57,518	112,031	342,802
(Gain) loss on valuation of equity-linked instruments	3,116	151,118	(628,070)
Changes in assets and liabilities:
Accounts receivable	10,583	(50,294)	(39,711)
Inventories	(47,604)	(97,605)	(145,209)
Prepaid expense and other assets	2,739	(22,022)	(27,409)
Notes payable to shareholders	0	0	(14,957)
Accounts payable	421,104	71,714	1,718,839
Accrued expenses	1,039,255	92,367	1,717,689
Net cash used in operating activities:	(1,184,165)	(1,781,631)	(6,237,531)
Cash flow from investing activities:
Purchase of fixed assets	0	0	(12,258)
Purchase of intangibles	0	0	(142,495)
Net cash used in investing activities	0	0	(154,753)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	528,525	525,500	2,112,491
Repayment of convertible debt	(150,000)	0	(250,000)
Principal payments on long-term debt	0	(16,267)	(75,667)
Issuance of common stock	695,794	1,386,000	4,618,599
Net cash provided by (used in) financing activities	1,074,319	1,895,233	6,405,423
Net increase (decrease) in cash	(109,846)	113,602	13,139
Cash at beginning of period	122,985	9,383	0
Cash at end of period	13,139	122,985	13,139
Non cash transactions:
Conversion of debt to accrued liabilities	100,000	0	100,000
Common stock issued for accrued interest/bonus	106,310	24,500	218,170
Conversion of accounts payable to convertible debt	0	89,300	546,600
Common stock issued to satisfy debt	817,800	50,000	1,041,799
Stock/warrant issued to satisfy accounts payable/Liabilities	$ 418,644	$ 20,000	$ 438,644